NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE - Maturities of notes payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Maturities of notes payable	$ 226,250	$ 107,994
Total maturities of notes payable	568,000
Unamortized debt discount	(336,833)
Total	231,167
Maturities and notes payable year ending December 31, 2014
Maturities of notes payable	513,000
Maturities and notes payable year ending December 31, 2015
Maturities of notes payable	$ 55,000